Financial asset at fair value through profit or loss (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023
Current assets [Abstract]
Electricity financial asset	$ 1,280		$ 1,280		$ 0
Reconciliation of the fair values at the beginning and end of the current and previous financial period are set out below: [abstract]
Opening fair value			0	$ 0	0
Additions			1,538		0
Revaluation decrements (unrealized loss)	(258)	$ 0	(258)	0	0
Closing fair value	1,280		1,280		0
Realized gain	$ 101	$ 0	$ 3,119	$ 0